Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 81.49%
FHLMC Multifamily Structured Pass-Through Certificates Series KF144 Class AS (30 Day Average U.S. SOFR+0.75%)±	5.10%	9-25-2032	$3,602,851	$3,611,569
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (30 Day Average U.S. SOFR+0.41%)±	4.77	8-25-2030	126,530	126,153
FHLMC Multifamily Structured Pass-Through Certificates Series KI08 Class A (30 Day Average U.S. SOFR+0.20%)±	4.55	10-25-2026	1,937,859	1,930,131
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2±±	1.47	5-25-2051	3,424,979	3,177,739
FHLMC Multifamily Structured Pass-Through Certificates Series Q030 Class A (30 Day Average U.S. SOFR+0.94%)±	5.29	1-25-2044	1,991,561	1,987,870
FHLMC STRIPS Series 20 Class F±±	5.72	7-1-2029	163	163
FHLMC STRIPS Series 264 Class F1 (30 Day Average U.S. SOFR+0.66%)±	5.00	7-15-2042	470,638	463,313
FHLMC STRIPS Series 319 Class F1 (30 Day Average U.S. SOFR+0.56%)±	4.90	11-15-2043	687,597	673,288
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	4.79	6-25-2029	662,690	636,235
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	4.74	12-25-2029	1,459,220	1,407,336
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	4.74	10-25-2030	320,310	319,639
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	4.68	12-25-2030	424,087	402,432
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.72	9-25-2031	535,031	532,637
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.35	7-25-2033	694,776	653,598
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.29	2-25-2043	413,934	393,789
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	21,823	22,181
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	5.44	5-25-2043	662,883	667,152
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.70	10-25-2044	1,085,946	991,862
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	5.70	2-25-2045	977,236	941,110
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	4.89	1-25-2036	648,403	625,721
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.08	3-25-2036	1,639,740	1,566,756
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.09	3-25-2036	1,584,857	1,485,768
FHLMC (1 Year Treasury Constant Maturity+1.95%)±	6.78	5-1-2035	129,131	130,800
FHLMC (1 Year Treasury Constant Maturity+1.97%)±	6.70	8-1-2033	134,035	133,767
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	6.49	11-1-2034	23,716	24,013
FHLMC (1 Year Treasury Constant Maturity+2.05%)±	6.74	12-1-2035	100,633	102,445
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	6.44	10-1-2037	114,155	115,947
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	6.52	6-1-2033	210,742	214,379
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	7.17	5-1-2037	8,598	8,780
FHLMC (1 Year Treasury Constant Maturity+2.18%)±	6.49	6-1-2036	180,333	185,868
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	6.57%	1-1-2037	$178,259	$182,301
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.34	12-1-2033	101,111	103,125
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48	2-1-2034	141,069	144,067
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48	4-1-2034	54,074	55,026
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48	4-1-2034	33,418	34,081
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.23	6-1-2035	47,147	48,149
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	7.35	11-1-2026	11,857	11,829
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.49	3-1-2027	6,624	6,607
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.71	4-1-2036	68,748	70,555
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	8-1-2027	529	528
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2034	16,386	16,622
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	5-1-2034	84,816	86,500
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.59	4-1-2038	216,350	222,382
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.61	1-1-2037	17,944	18,585
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.70	12-1-2034	66,035	67,613
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.90	6-1-2035	18,564	19,163
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.95	5-1-2034	21,061	21,620
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.96	5-1-2038	134,401	137,693
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	7.35	9-1-2033	32,802	33,626
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	6.97	4-1-2037	656,670	677,630
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.77	11-1-2029	18,770	18,873
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.65	1-1-2035	100,221	102,821
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	7.34	7-1-2034	50,302	50,368
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.85	9-1-2033	111,015	113,251
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	7.33	11-1-2027	31,376	31,339
FHLMC (1 Year Treasury Constant Maturity+2.30%)±	7.39	7-1-2027	43,044	43,120
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	5.48	7-1-2031	7,504	7,462
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	7.01	10-1-2033	162,774	163,380
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	7.48	7-1-2038	124,231	127,778
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.61	4-1-2038	313,882	323,900
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.74	2-1-2035	157,633	161,891
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.01	4-1-2032	226,740	228,227
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.15	1-1-2028	332	332
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	7.48	1-1-2028	826	827
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	6.84	2-1-2034	664,831	680,058
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.83	1-1-2037	332,356	343,855
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.03	6-1-2035	93,392	94,974
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.34	7-1-2029	7,794	7,828
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.40	11-1-2029	716	710
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.53	7-1-2031	10,697	10,761
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	7.53	9-1-2031	21,024	21,337
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	7.60	7-1-2034	79,837	82,227
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.64	6-1-2030	9,084	9,101
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	2-1-2030	14,361	14,489
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	6-1-2030	8,618	8,660
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	7.57	6-1-2030	70,999	71,394
FHLMC (1 Year Treasury Constant Maturity+2.49%)±	7.00	12-1-2032	44,123	45,116
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	5.77	11-1-2029	21,537	21,492
See accompanying notes to portfolio of investments
2 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.67%	9-1-2029	$10,094	$10,110
FHLMC (1 Year Treasury Constant Maturity+2.60%)±	6.85	6-1-2032	106,777	108,186
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	5.99	9-1-2030	17,079	17,086
FHLMC (1 Year Treasury Constant Maturity+2.76%)±	7.51	5-1-2028	24,163	24,294
FHLMC (1 Year Treasury Constant Maturity+2.91%)±	7.88	9-1-2030	5,984	6,007
FHLMC (11th District COFI+1.25%)±	4.24	1-1-2030	1,281	1,256
FHLMC (11th District COFI+1.25%)±	4.24	7-1-2030	30,168	29,520
FHLMC (11th District COFI+1.25%)±	4.72	11-1-2030	4,450	4,363
FHLMC (12 Month Treasury Average+2.01%)±	7.01	5-1-2028	3,019	3,011
FHLMC (12 Month Treasury Average+2.45%)±	7.02	10-1-2029	27,955	28,019
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	4.90	5-1-2031	17,935	17,908
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.10	5-1-2032	33,945	33,932
FHLMC (3 Year Treasury Constant Maturity+2.88%)±	5.34	6-1-2035	104,621	104,789
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	6.00	8-1-2029	2,256	2,271
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	7,817	7,692
FHLMC (RFUCCT1Y+1.51%)±	6.51	2-1-2037	37,242	37,712
FHLMC (RFUCCT1Y+1.61%)±	7.13	7-1-2044	62,829	64,632
FHLMC (RFUCCT1Y+1.62%)±	3.11	2-1-2050	349,684	348,238
FHLMC (RFUCCT1Y+1.62%)±	6.83	7-1-2045	236,234	242,819
FHLMC (RFUCCT1Y+1.64%)±	2.62	6-1-2050	2,086,536	1,937,816
FHLMC (RFUCCT1Y+1.67%)±	6.54	8-1-2035	96,504	98,147
FHLMC (RFUCCT1Y+1.72%)±	6.57	5-1-2037	345,946	356,032
FHLMC (RFUCCT1Y+1.73%)±	6.92	1-1-2035	125,613	127,985
FHLMC (RFUCCT1Y+1.74%)±	6.69	12-1-2036	98,711	102,126
FHLMC (RFUCCT1Y+1.75%)±	6.75	4-1-2035	60,162	61,424
FHLMC (RFUCCT1Y+1.75%)±	7.06	5-1-2033	38,103	38,632
FHLMC (RFUCCT1Y+1.75%)±	7.57	6-1-2033	93,338	94,782
FHLMC (RFUCCT1Y+1.76%)±	6.85	9-1-2037	94,789	98,176
FHLMC (RFUCCT1Y+1.77%)±	6.98	9-1-2039	447,323	459,070
FHLMC (RFUCCT1Y+1.77%)±	7.28	10-1-2036	103,256	106,212
FHLMC (RFUCCT1Y+1.77%)±	7.46	10-1-2035	327,932	333,847
FHLMC (RFUCCT1Y+1.77%)±	7.50	8-1-2042	65,666	68,081
FHLMC (RFUCCT1Y+1.77%)±	7.65	6-1-2035	106,469	107,681
FHLMC (RFUCCT1Y+1.78%)±	7.07	11-1-2035	51,300	52,284
FHLMC (RFUCCT1Y+1.80%)±	6.83	5-1-2039	142,588	145,422
FHLMC (RFUCCT1Y+1.80%)±	7.06	8-1-2037	404,391	416,013
FHLMC (RFUCCT1Y+1.80%)±	7.13	1-1-2040	682,409	705,678
FHLMC (RFUCCT1Y+1.81%)±	6.75	4-1-2035	316,040	323,693
FHLMC (RFUCCT1Y+1.81%)±	7.02	9-1-2037	95,743	98,655
FHLMC (RFUCCT1Y+1.85%)±	7.04	7-1-2038	330,476	341,776
FHLMC (RFUCCT1Y+1.87%)±	6.87	5-1-2035	7,279	7,406
FHLMC (RFUCCT1Y+1.87%)±	7.02	9-1-2036	154,839	158,279
FHLMC (RFUCCT1Y+1.88%)±	6.88	4-1-2037	66,783	68,401
FHLMC (RFUCCT1Y+1.91%)±	6.78	3-1-2032	59,120	60,084
FHLMC (RFUCCT1Y+1.93%)±	6.93	4-1-2037	30,981	31,674
FHLMC (RFUCCT1Y+1.93%)±	7.05	4-1-2035	398,063	406,154
FHLMC (RFUCCT1Y+1.99%)±	7.19	7-1-2036	93,747	95,453
FHLMC (RFUCCT1Y+2.07%)±	7.01	3-1-2038	299,686	310,451
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (RFUCCT6M+1.42%)±	6.17%	2-1-2037	$515	$522
FHLMC (RFUCCT6M+1.68%)±	6.33	1-1-2037	297,742	305,403
FHLMC (RFUCCT6M+1.83%)±	6.66	6-1-2037	113,058	113,198
FHLMC (RFUCCT6M+2.12%)±	6.88	5-1-2037	16,940	16,940
FHLMC (RFUCCT6M+2.36%)±	7.23	6-1-2026	2,118	2,125
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	5.00	4-15-2027	2,929	2,930
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.95	6-15-2031	14,195	14,144
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	3.55	3-15-2032	31,981	2,981
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	4.95	4-15-2028	8,171	8,161
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	5.45	3-15-2032	20,844	21,004
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	5.00	3-15-2032	40,263	40,222
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	5.05	12-15-2032	93,535	93,651
FHLMC Series 3067 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2035	347,513	343,436
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.80	9-15-2030	73,648	73,345
FHLMC Series 3140 Class GF (30 Day Average U.S. SOFR+0.46%)±	4.80	3-15-2036	309,560	305,589
FHLMC Series 3146 Class FP (30 Day Average U.S. SOFR+0.46%)±	4.80	4-15-2036	266,729	263,648
FHLMC Series 3149 Class FB (30 Day Average U.S. SOFR+0.46%)±	4.80	5-15-2036	460,836	456,365
FHLMC Series 3240 Class FM (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2036	486,157	479,733
FHLMC Series 3284 Class CF (30 Day Average U.S. SOFR+0.48%)±	4.82	3-15-2037	317,960	313,123
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.85	3-15-2037	32,792	32,280
FHLMC Series 3311 Class KF (30 Day Average U.S. SOFR+0.45%)±	4.79	5-15-2037	567,399	558,787
FHLMC Series 3312 Class FN (30 Day Average U.S. SOFR+0.33%)±	4.67	7-15-2036	501,798	493,243
FHLMC Series 3436 Class A±±	7.22	11-15-2036	149,885	152,750
FHLMC Series 3684 Class FM (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2036	726,407	716,431
FHLMC Series 3753 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.95	11-15-2040	791,301	779,192
FHLMC Series 3757 Class PF (30 Day Average U.S. SOFR+0.61%)±	4.95	8-15-2040	154,492	153,899
FHLMC Series 3822 Class FY (30 Day Average U.S. SOFR+0.51%)±	4.85	2-15-2033	280,219	279,406
FHLMC Series 3827 Class DF (30 Day Average U.S. SOFR+0.56%)±	4.90	3-15-2041	102,751	101,201
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	4.90	1-15-2041	20,788	20,749
FHLMC Series 3997 Class FQ (30 Day Average U.S. SOFR+0.61%)±	4.95	2-15-2042	346,980	339,782
FHLMC Series 4013 Class QF (30 Day Average U.S. SOFR+0.66%)±	5.00	3-15-2041	139,304	138,918
FHLMC Series 4039 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.95	5-15-2042	585,738	577,881
FHLMC Series 4136 Class DF (30 Day Average U.S. SOFR+0.41%)±	4.75	11-15-2042	367,398	357,356
FHLMC Series 4143 Class KF (30 Day Average U.S. SOFR+0.46%)±	4.80	9-15-2037	815,812	794,222
FHLMC Series 4248 Class FL (30 Day Average U.S. SOFR+0.56%)±	4.90	5-15-2041	128,606	128,028
FHLMC Series 4316 Class JF (30 Day Average U.S. SOFR+0.51%)±	4.85	1-15-2044	496,147	488,045
FHLMC Series 4474 Class WF (30 Day Average U.S. SOFR+0.46%)±	4.80	12-15-2036	650,542	640,998
FHLMC Series 4477 Class FG (30 Day Average U.S. SOFR+0.41%)±	4.75	10-15-2040	722,624	709,906
FHLMC Series 4503 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	2-15-2042	860,085	837,363
FHLMC Series 4515 Class FA (30 Day Average U.S. SOFR+0.48%)±	4.82	8-15-2038	102,570	101,186
FHLMC Series 4678 Class AF (30 Day Average U.S. SOFR+0.51%)±	4.85	12-15-2042	609,358	601,331
FHLMC Series 4691 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	6-15-2047	368,361	358,301
FHLMC Series 4754 Class FM (30 Day Average U.S. SOFR+0.41%)±	4.75	2-15-2048	913,793	880,814
FHLMC Series 4779 Class WF (30 Day Average U.S. SOFR+0.46%)±	4.80	7-15-2044	760,692	745,204
FHLMC Series 4821 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.75	7-15-2048	247,458	238,186
FHLMC Series 4831 Class FD (30 Day Average U.S. SOFR+0.41%)±	4.75	10-15-2048	842,920	813,164
FHLMC Series 4842 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2048	642,356	620,531
FHLMC Series 4908 Class FA (30 Day Average U.S. SOFR+0.55%)±	4.89	12-15-2042	968,499	957,701
See accompanying notes to portfolio of investments
4 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4921 Class FN (30 Day Average U.S. SOFR+0.56%)±	4.89%	10-25-2049	$766,483	$739,569
FHLMC Series 4925 Class FY (30 Day Average U.S. SOFR+0.56%)±	4.89	10-25-2049	258,684	249,633
FNMA	6.50	5-1-2031	16,730	17,175
FNMA	7.50	1-1-2031	7,380	7,386
FNMA	7.50	1-1-2033	19,265	19,244
FNMA	7.50	5-1-2033	33,750	33,738
FNMA	7.50	8-1-2033	25,954	25,943
FNMA	8.00	12-1-2026	4,721	4,721
FNMA	8.00	5-1-2033	22,990	22,946
FNMA (1 Year Treasury Constant Maturity+1.50%)±	6.24	8-1-2030	91,301	91,286
FNMA (1 Year Treasury Constant Maturity+1.52%)±	6.65	8-1-2033	192,584	193,791
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.83	3-1-2034	144,244	145,229
FNMA (1 Year Treasury Constant Maturity+1.63%)±	5.92	11-1-2029	2,112	2,105
FNMA (1 Year Treasury Constant Maturity+1.66%)±	6.56	7-1-2048	285,144	289,934
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.93	2-1-2033	93,875	94,671
FNMA (1 Year Treasury Constant Maturity+1.85%)±	6.98	7-1-2038	68,175	68,987
FNMA (1 Year Treasury Constant Maturity+1.88%)±	7.01	8-1-2031	18,633	18,752
FNMA (1 Year Treasury Constant Maturity+1.96%)±	6.96	3-1-2032	9,576	9,608
FNMA (1 Year Treasury Constant Maturity+2.03%)±	6.44	12-1-2032	107,241	108,877
FNMA (1 Year Treasury Constant Maturity+2.07%)±	6.82	12-1-2033	72,081	72,393
FNMA (1 Year Treasury Constant Maturity+2.08%)±	6.72	4-1-2040	30,122	30,853
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.35	7-1-2035	30,697	31,308
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.74	9-1-2036	90,263	92,128
FNMA (1 Year Treasury Constant Maturity+2.11%)±	7.02	7-1-2035	60,819	61,985
FNMA (1 Year Treasury Constant Maturity+2.12%)±	6.37	3-1-2031	5,660	5,686
FNMA (1 Year Treasury Constant Maturity+2.15%)±	6.51	5-1-2036	302,726	308,905
FNMA (1 Year Treasury Constant Maturity+2.15%)±	7.28	2-1-2033	22,905	23,172
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.45	12-1-2039	55,203	55,514
FNMA (1 Year Treasury Constant Maturity+2.17%)±	7.29	9-1-2030	5,469	5,468
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.69	1-1-2036	180,211	180,684
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.70	6-1-2027	11,768	11,769
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.71	9-1-2033	56,909	57,239
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.07	1-1-2036	49,997	51,025
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.19	9-1-2035	166,424	170,315
FNMA (1 Year Treasury Constant Maturity+2.18%)±	7.30	6-1-2035	21,738	22,227
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.44	3-1-2035	85,233	87,419
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.83	12-1-2040	856,194	882,907
FNMA (1 Year Treasury Constant Maturity+2.19%)±	7.32	8-1-2033	171,150	175,096
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.46	5-1-2037	173,299	177,924
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.72	5-1-2034	153,909	157,149
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.91	10-1-2034	372,662	383,058
FNMA (1 Year Treasury Constant Maturity+2.21%)±	7.30	8-1-2035	162,932	167,327
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.47	8-1-2031	56,368	57,065
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.87	12-1-2040	681,788	694,313
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.92	9-1-2035	437,385	449,690
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	10-1-2034	76,641	78,219
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.22	6-1-2035	111,534	114,535
FNMA (1 Year Treasury Constant Maturity+2.22%)±	7.35	7-1-2035	160,900	166,449
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.23%)±	5.74%	7-1-2029	$48,903	$48,829
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.94	7-1-2038	885,055	915,880
FNMA (1 Year Treasury Constant Maturity+2.23%)±	7.09	7-1-2037	77,607	80,254
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.75	11-1-2038	1,023,800	1,061,473
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.89	4-1-2038	180,069	185,411
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.91	10-1-2036	121,350	125,443
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.04	7-1-2028	21	21
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.12	1-1-2033	4,067	4,081
FNMA (1 Year Treasury Constant Maturity+2.24%)±	7.19	1-1-2037	109,859	112,377
FNMA (1 Year Treasury Constant Maturity+2.28%)±	7.40	9-1-2026	3,709	3,715
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.79	1-1-2031	16,210	16,314
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.07	7-1-2030	24,500	24,563
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.16	6-1-2037	450,206	465,387
FNMA (1 Year Treasury Constant Maturity+2.29%)±	7.42	12-1-2030	10,661	10,816
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.94	12-1-2030	75,861	76,129
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.99	12-1-2034	52,850	54,053
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.57	4-1-2028	13,176	13,243
FNMA (1 Year Treasury Constant Maturity+2.33%)±	7.22	5-1-2033	18,266	18,398
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.60	6-1-2027	8,611	8,631
FNMA (1 Year Treasury Constant Maturity+2.35%)±	7.29	9-1-2037	22,683	23,330
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.04	11-1-2034	77,466	80,525
FNMA (1 Year Treasury Constant Maturity+2.36%)±	7.36	5-1-2034	42,782	43,878
FNMA (1 Year Treasury Constant Maturity+2.37%)±	5.50	9-1-2030	98,079	98,251
FNMA (1 Year Treasury Constant Maturity+2.38%)±	7.50	7-1-2027	17,456	17,509
FNMA (1 Year Treasury Constant Maturity+2.40%)±	7.40	9-1-2033	193,664	198,595
FNMA (1 Year Treasury Constant Maturity+2.41%)±	6.92	5-1-2027	10,714	10,736
FNMA (1 Year Treasury Constant Maturity+2.44%)±	7.07	7-1-2037	605,953	624,987
FNMA (1 Year Treasury Constant Maturity+2.46%)±	7.34	7-1-2028	18,851	18,900
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.68	5-1-2033	18,114	18,270
FNMA (1 Year Treasury Constant Maturity+2.47%)±	7.59	9-1-2028	14,746	14,846
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.76	5-1-2035	251,103	258,566
FNMA (1 Year Treasury Constant Maturity+2.49%)±	7.49	7-1-2037	65,937	67,385
FNMA (1 Year Treasury Constant Maturity+2.50%)±	5.78	9-1-2030	69,791	70,206
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	3-1-2027	3,005	3,006
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	6-1-2032	50,930	52,079
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.75	4-1-2038	112,297	115,796
FNMA (1 Year Treasury Constant Maturity+2.50%)±	7.50	10-1-2029	48,196	48,513
FNMA (1 Year Treasury Constant Maturity+2.60%)±	7.10	10-1-2025	131	131
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.77	10-1-2028	7,482	7,525
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.89	3-1-2030	1,883	1,898
FNMA (1 Year Treasury Constant Maturity+2.64%)±	7.31	7-1-2028	14,994	15,100
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.97	5-1-2035	379,337	391,163
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.97	8-1-2035	80,927	83,171
FNMA (1 Year Treasury Constant Maturity+2.89%)±	7.39	9-1-2030	6,501	6,560
FNMA (1 Year Treasury Constant Maturity+3.03%)±	8.03	1-1-2029	9,884	10,041
FNMA (11th District COFI+1.25%)±	4.24	4-1-2034	54,058	52,959
FNMA (11th District COFI+1.26%)±	4.19	1-1-2035	58,175	56,657
FNMA (11th District COFI+1.26%)±	4.91	1-1-2038	1,454	1,438
See accompanying notes to portfolio of investments
6 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (11th District COFI+1.27%)±	4.26%	3-1-2033	$24,889	$24,606
FNMA (11th District COFI+1.28%)±	4.31	9-1-2037	462,511	457,232
FNMA (11th District COFI+1.68%)±	4.62	1-1-2036	61,211	60,086
FNMA (11th District COFI+1.70%)±	4.63	4-1-2030	195	192
FNMA (11th District COFI+1.80%)±	4.74	6-1-2034	20,169	19,807
FNMA (11th District COFI+1.81%)±	4.78	10-1-2027	4,804	4,777
FNMA (11th District COFI+1.82%)±	5.08	5-1-2028	6,261	6,216
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	10,179	10,334
FNMA (11th District COFI+1.92%)±	4.99	9-1-2030	66,425	65,882
FNMA (11th District COFI+1.93%)±	4.88	3-1-2033	81,760	80,974
FNMA (11th District COFI+1.93%)±	4.90	12-1-2036	5,067	5,024
FNMA (12 Month Treasury Average+1.25%)±	5.82	4-1-2042	336,470	338,096
FNMA (12 Month Treasury Average+1.75%)±	6.34	10-1-2035	239,398	244,496
FNMA (12 Month Treasury Average+1.75%)±	6.35	7-1-2035	110,547	112,860
FNMA (12 Month Treasury Average+1.77%)±	6.34	6-1-2035	145,248	148,017
FNMA (12 Month Treasury Average+1.84%)±	6.42	11-1-2035	184,653	188,531
FNMA (12 Month Treasury Average+1.86%)±	6.41	11-1-2035	21,859	22,378
FNMA (12 Month Treasury Average+1.86%)±	6.46	11-1-2035	7,411	7,567
FNMA (12 Month Treasury Average+1.92%)±	6.54	11-1-2035	168,249	171,491
FNMA (12 Month Treasury Average+2.02%)±	6.61	7-1-2035	84,120	86,173
FNMA (12 Month Treasury Average+2.07%)±	6.63	10-1-2035	73,241	75,002
FNMA (12 Month Treasury Average+2.08%)±	6.71	1-1-2035	180,788	185,257
FNMA (12 Month Treasury Average+2.11%)±	6.66	8-1-2035	37,321	38,260
FNMA (12 Month Treasury Average+2.36%)±	6.93	8-1-2040	206,871	210,700
FNMA (12 Month Treasury Average+2.48%)±	7.35	6-1-2040	259,991	265,381
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	15,511	15,492
FNMA (5 Year Treasury Constant Maturity+1.90%)±	5.45	9-1-2031	63,426	62,781
FNMA (5 Year Treasury Constant Maturity+2.49%)±	5.91	6-1-2028	3,589	3,607
FNMA (Federal COFI+2.00%)±	5.88	8-1-2029	10,554	10,566
FNMA (Federal COFI+2.51%)±	6.46	2-1-2029	66,371	66,350
FNMA (RFUCCT1M+1.17%)±	5.55	5-1-2029	19,023	19,109
FNMA (RFUCCT1Y+1.52%)±	7.25	9-1-2036	129,861	132,108
FNMA (RFUCCT1Y+1.53%)±	7.21	9-1-2035	154,478	158,520
FNMA (RFUCCT1Y+1.55%)±	6.84	1-1-2040	32,687	32,910
FNMA (RFUCCT1Y+1.56%)±	6.51	2-1-2044	26,975	27,854
FNMA (RFUCCT1Y+1.57%)±	6.20	11-1-2044	53,221	54,651
FNMA (RFUCCT1Y+1.58%)±	7.13	9-1-2044	375,318	386,889
FNMA (RFUCCT1Y+1.59%)±	6.45	2-1-2043	118,034	121,747
FNMA (RFUCCT1Y+1.59%)±	7.08	8-1-2045	166,188	171,194
FNMA (RFUCCT1Y+1.59%)±	7.34	6-1-2044	223,692	230,148
FNMA (RFUCCT1Y+1.60%)±	2.23	8-1-2050	1,841,080	1,691,353
FNMA (RFUCCT1Y+1.60%)±	6.60	3-1-2046	519,048	536,520
FNMA (RFUCCT1Y+1.60%)±	7.31	6-1-2036	17,752	18,013
FNMA (RFUCCT1Y+1.60%)±	7.35	9-1-2037	307,002	312,915
FNMA (RFUCCT1Y+1.62%)±	2.38	8-1-2050	2,240,400	2,065,991
FNMA (RFUCCT1Y+1.62%)±	2.51	4-1-2050	895,337	864,896
FNMA (RFUCCT1Y+1.63%)±	6.84	11-1-2038	69,730	71,127
FNMA (RFUCCT1Y+1.64%)±	7.29	9-1-2042	63,634	65,496
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.67%)±	7.36%	7-1-2035	$153,934	$156,973
FNMA (RFUCCT1Y+1.68%)±	6.80	6-1-2041	480,543	495,179
FNMA (RFUCCT1Y+1.70%)±	6.85	4-1-2034	123,748	127,699
FNMA (RFUCCT1Y+1.72%)±	7.12	7-1-2043	596,340	616,867
FNMA (RFUCCT1Y+1.72%)±	7.57	6-1-2035	27,027	27,711
FNMA (RFUCCT1Y+1.73%)±	6.77	2-1-2045	509,376	528,878
FNMA (RFUCCT1Y+1.74%)±	6.91	9-1-2042	65,748	68,058
FNMA (RFUCCT1Y+1.75%)±	6.63	1-1-2035	87,539	89,794
FNMA (RFUCCT1Y+1.75%)±	6.75	4-1-2034	61,090	62,056
FNMA (RFUCCT1Y+1.75%)±	6.75	5-1-2035	145,380	148,397
FNMA (RFUCCT1Y+1.75%)±	7.35	7-1-2035	133,030	136,155
FNMA (RFUCCT1Y+1.77%)±	6.72	4-1-2033	152,867	155,366
FNMA (RFUCCT1Y+1.77%)±	7.14	7-1-2044	918,825	944,490
FNMA (RFUCCT1Y+1.79%)±	7.17	1-1-2042	697,795	718,120
FNMA (RFUCCT1Y+1.83%)±	6.95	1-1-2033	24,818	25,121
FNMA (RFUCCT1Y+1.90%)±	7.53	10-1-2034	189,543	194,207
FNMA (RFUCCT1Y+1.92%)±	7.69	5-1-2038	187,439	193,640
FNMA (RFUCCT1Y+1.93%)±	7.62	9-1-2035	105,080	108,315
FNMA (RFUCCT1Y+1.95%)±	7.70	5-1-2037	88,620	90,089
FNMA (RFUCCT6M+1.16%)±	6.25	8-1-2033	2,161	2,168
FNMA (RFUCCT6M+1.18%)±	5.80	8-1-2033	21,375	21,361
FNMA (RFUCCT6M+1.31%)±	6.05	10-1-2037	249,624	255,063
FNMA (RFUCCT6M+1.38%)±	6.13	8-1-2031	70,642	71,268
FNMA (RFUCCT6M+1.38%)±	6.25	12-1-2031	10,288	10,352
FNMA (RFUCCT6M+1.39%)±	6.14	1-1-2032	28,257	28,416
FNMA (RFUCCT6M+1.42%)±	6.17	12-1-2031	81,691	82,056
FNMA (RFUCCT6M+1.51%)±	6.13	11-1-2034	226,776	228,105
FNMA (RFUCCT6M+1.55%)±	6.19	3-1-2034	39,322	39,628
FNMA (RFUCCT6M+1.55%)±	6.35	1-1-2035	246,442	252,611
FNMA (RFUCCT6M+1.61%)±	6.42	6-1-2037	195,622	199,353
FNMA (RFUCCT6M+1.93%)±	6.55	6-1-2032	40,976	41,442
FNMA (RFUCCT6M+1.96%)±	6.90	1-1-2033	38,341	39,078
FNMA (RFUCCT6M+1.98%)±	6.73	9-1-2033	35,169	35,893
FNMA (RFUCCT6M+2.25%)±	6.96	3-1-2034	306,977	310,964
FNMA (RFUCCT6M+2.31%)±	7.06	4-1-2033	121,632	124,992
FNMA (RFUCCT6M+2.35%)±	7.14	5-1-2033	355,763	362,353
FNMA (RFUCCT6M+2.48%)±	7.36	7-1-2033	20,468	21,317
FNMA (RFUCCT6M+2.52%)±	6.94	4-1-2033	108,147	109,740
FNMA (RFUCCT6M+3.36%)±	8.09	12-1-2032	65,355	68,074
FNMA Series 2001-50 Class BA	7.00	10-25-2041	29,808	30,124
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	5.04	12-18-2031	19,200	19,211
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	4.99	1-25-2032	12,661	12,625
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	653,176	665,957
FNMA Series 2001-T12 Class A4±±	5.19	8-25-2041	1,142,106	1,145,187
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	50,387	50,944
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	40,139	40,587
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.23%)±	4.71	8-25-2031	12,953	12,434
See accompanying notes to portfolio of investments
8 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2001-W3 Class A±±	4.51%	9-25-2041	$148,260	$148,070
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	5.34	2-25-2032	11,100	11,130
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	4.84	9-25-2032	8,556	8,539
FNMA Series 2002-66 Class A3±±	4.53	4-25-2042	2,687,415	2,709,179
FNMA Series 2002-T12 Class A5±±	5.32	10-25-2041	667,853	674,135
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	610,794	637,681
FNMA Series 2002-T18 Class A5±±	4.99	5-25-2042	1,305,415	1,312,281
FNMA Series 2002-T19 Class A4±±	5.18	3-25-2042	80,131	79,258
FNMA Series 2002-W1 Class 3A±±	3.69	4-25-2042	310,555	297,128
FNMA Series 2002-W4 Class A6±±	5.12	5-25-2042	541,341	535,673
FNMA Series 2003-63 Class A8±±	4.32	1-25-2043	427,147	422,672
FNMA Series 2003-7 Class A2±±	4.66	5-25-2042	244,043	243,194
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.72	3-25-2033	443,203	439,098
FNMA Series 2003-W10 Class 2A±±	3.98	6-25-2043	831,089	816,485
FNMA Series 2003-W18 Class 2A±±	4.99	6-25-2043	891,038	885,966
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	143,307	149,451
FNMA Series 2003-W4 Class 5A±±	4.29	10-25-2042	293,475	289,217
FNMA Series 2003-W6 Class 6A±±	4.76	8-25-2042	299,137	293,344
FNMA Series 2003-W8 Class 4A±±	4.89	11-25-2042	415,084	404,495
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	4.71	6-25-2033	630,722	603,476
FNMA Series 2004-17 Class FT (30 Day Average U.S. SOFR+0.51%)±	4.84	4-25-2034	268,158	266,963
FNMA Series 2004-T1 Class 2A±±	4.31	8-25-2043	566,160	537,967
FNMA Series 2004-T3 Class 2A±±	5.12	8-25-2043	382,380	383,374
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	190,947	196,556
FNMA Series 2004-W1 Class 3A±±	5.16	1-25-2043	23,091	21,688
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	84,371	87,756
FNMA Series 2004-W12 Class 2A±±	4.92	6-25-2044	1,089,112	1,059,169
FNMA Series 2004-W15 Class 3A±±	5.02	6-25-2044	1,668,438	1,654,387
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	20,026	20,708
FNMA Series 2005-25 Class PF (30 Day Average U.S. SOFR+0.46%)±	4.79	4-25-2035	362,212	358,119
FNMA Series 2005-W3 Class 3A±±	4.89	4-25-2045	343,916	337,066
FNMA Series 2006-112 Class LF (30 Day Average U.S. SOFR+0.66%)±	4.99	11-25-2036	762,271	754,945
FNMA Series 2006-16 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.74	3-25-2036	227,931	225,564
FNMA Series 2006-44 Class FY (30 Day Average U.S. SOFR+0.68%)±	5.01	6-25-2036	493,410	491,828
FNMA Series 2006-W1 Class 3A±±	5.32	10-25-2045	910,230	908,693
FNMA Series 2007-109 Class PF (30 Day Average U.S. SOFR+0.76%)±	5.09	12-25-2037	212,661	210,981
FNMA Series 2007-4 Class DF (30 Day Average U.S. SOFR+0.56%)±	4.88	2-25-2037	436,202	430,381
FNMA Series 2007-86 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.89	9-25-2037	641,344	636,544
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.65	8-27-2036	49,011	49,347
FNMA Series 2008-67 Class FG (30 Day Average U.S. SOFR+1.11%)±	5.44	7-25-2038	400,302	403,447
FNMA Series 2009-106 Class FA (30 Day Average U.S. SOFR+0.86%)±	5.19	1-25-2040	518,983	519,540
FNMA Series 2010-54 Class AF (30 Day Average U.S. SOFR+0.67%)±	5.00	4-25-2037	146,178	145,201
FNMA Series 2011-121 Class PF (30 Day Average U.S. SOFR+0.46%)±	4.79	12-25-2041	159,776	156,484
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2012-122 Class FM (30 Day Average U.S. SOFR+0.51%)±	4.84%	11-25-2042	$672,368	$657,806
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	6.14	5-25-2027	14,853	14,879
FNMA Series 2013-130 Class CF (30 Day Average U.S. SOFR+0.36%)±	4.69	6-25-2043	209,503	207,271
FNMA Series 2014-10 Class CF (30 Day Average U.S. SOFR+0.41%)±	4.75	3-25-2044	459,016	452,360
FNMA Series 2014-49 Class AF (30 Day Average U.S. SOFR+0.43%)±	4.77	8-25-2044	321,349	313,587
FNMA Series 2015-38 Class DF (30 Day Average U.S. SOFR+0.42%)±	4.76	6-25-2055	876,760	866,271
FNMA Series 2015-4 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	2-25-2045	533,703	521,047
FNMA Series 2016-11 Class FB (30 Day Average U.S. SOFR+0.66%)±	5.00	3-25-2046	1,298,444	1,289,887
FNMA Series 2016-58 Class FA (30 Day Average U.S. SOFR+0.59%)±	4.93	8-25-2046	286,926	284,111
FNMA Series 2016-62 Class AF (30 Day Average U.S. SOFR+0.56%)±	4.90	9-25-2046	344,553	341,122
FNMA Series 2016-64 Class KF (30 Day Average U.S. SOFR+0.58%)±	4.92	9-25-2046	677,861	663,618
FNMA Series 2016-76 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.90	10-25-2046	427,725	419,509
FNMA Series 2016-82 Class FM (30 Day Average U.S. SOFR+0.51%)±	4.85	11-25-2046	873,590	854,431
FNMA Series 2016-87 Class AF (30 Day Average U.S. SOFR+0.51%)±	4.85	11-25-2046	169,395	167,817
FNMA Series 2017-45 Class FA (30 Day Average U.S. SOFR+0.43%)±	4.77	6-25-2047	2,264,079	2,237,409
FNMA Series 2018-39 Class WF (30 Day Average U.S. SOFR+0.41%)±	4.75	6-25-2048	1,876,819	1,853,045
FNMA Series 2018-47 Class PC	3.50	9-25-2047	98,643	95,551
FNMA Series 2019-25 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.89	6-25-2049	195,767	190,201
FNMA Series 2019-5 Class FE (30 Day Average U.S. SOFR+0.56%)±	4.89	3-25-2049	297,985	291,761
FNMA Series 2019-53 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.85	9-25-2049	911,138	888,178
FNMA Series 2019-M6 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.89	5-25-2031	1,347,664	1,347,307
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,457,567	2,073,043
FNMA Series 2020-29 Class FA (30 Day Average U.S. SOFR+0.76%)±	5.10	5-25-2050	546,377	542,178
GNMA	6.50	8-20-2034	96,143	95,103
GNMA (1 Year Treasury Constant Maturity+1.40%)±	5.60	6-20-2058	2,571	2,602
GNMA (1 Year Treasury Constant Maturity+1.50%)±	5.63	1-20-2034	530,544	537,501
GNMA (1 Year Treasury Constant Maturity+2.00%)±	5.38	4-20-2041	19,708	20,082
GNMA (1 Year Treasury Constant Maturity+2.00%)±	6.25	1-20-2041	15,509	15,857
GNMA (RFUCCT1M+0.62%)±	5.05	5-20-2058	15,467	15,451
GNMA Series 2004-80 Class FA (U.S. SOFR 1 Month+0.51%)±	4.84	10-20-2034	256,156	254,364
GNMA Series 2008-65 Class FG (U.S. SOFR 1 Month+0.86%)±	5.19	8-20-2038	476,000	476,219
GNMA Series 2008-68 Class FA (U.S. SOFR 1 Month+1.06%)±	5.39	8-20-2038	593,382	595,761
GNMA Series 2009-12 Class FA (U.S. SOFR 1 Month+1.06%)±	5.39	3-20-2039	742,507	743,830
GNMA Series 2009-15 Class FL (U.S. SOFR 1 Month+1.06%)±	5.39	3-20-2039	742,507	742,810
GNMA Series 2009-29 Class FL (U.S. SOFR 1 Month+0.76%)±	5.09	5-16-2039	860,988	860,837
GNMA Series 2009-36 Class FE (U.S. SOFR 1 Month+0.91%)±	5.24	9-20-2038	779,124	780,221
GNMA Series 2009-50 Class FW (U.S. SOFR 1 Month+1.11%)±	5.44	7-20-2039	562,468	566,177
GNMA Series 2009-52 Class FD (U.S. SOFR 1 Month+1.06%)±	5.39	7-16-2039	290,244	291,203
GNMA Series 2010-25 Class FH (U.S. SOFR 1 Month+0.83%)±	5.16	2-16-2040	411,784	410,536
GNMA Series 2010-79 Class YF (U.S. SOFR 1 Month+0.46%)±	4.79	5-20-2035	1,023,334	1,013,630
GNMA Series 2011-117 Class FJ (U.S. SOFR 1 Month+0.98%)±	5.31	8-20-2041	740,424	744,009
GNMA Series 2011-H12 Class FA (U.S. SOFR 1 Month+0.60%)±	4.92	2-20-2061	103,201	103,614
GNMA Series 2011-H17 Class FA (U.S. SOFR 1 Month+0.64%)±	4.96	6-20-2061	78,594	78,918
GNMA Series 2012-124 Class GF (U.S. SOFR 1 Month+0.36%)±	4.69	10-20-2042	931,543	910,206
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	373,105	4,753
GNMA Series 2014-H16 Class FL (U.S. SOFR 1 Month+0.58%)±	4.91	7-20-2064	326,502	327,508
See accompanying notes to portfolio of investments
10 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2014-H22 Class FC (U.S. SOFR 1 Month+0.59%)±	4.91%	11-20-2064	$690,033	$691,948
GNMA Series 2015-H23 Class TA (U.S. SOFR 1 Month+0.58%)±	4.90	9-20-2065	667,544	669,474
GNMA Series 2016-H24 Class FD (U.S. SOFR 12 Month+1.02%)±	4.83	11-20-2066	179,149	180,447
GNMA Series 2017-H11 Class FE (U.S. SOFR 12 Month+0.90%)±	4.86	5-20-2067	1,703,385	1,715,272
GNMA Series 2018-120 Class FL (U.S. SOFR 1 Month+0.41%)±	4.74	9-20-2048	202,403	195,536
GNMA Series 2018-49 Class FM (U.S. SOFR 1 Month+0.36%)±	4.69	4-20-2048	909,028	877,346
GNMA Series 2018-H07 Class FD (U.S. SOFR 1 Month+0.41%)±	4.73	5-20-2068	105,966	106,073
GNMA Series 2018-H13 Class FC (U.S. SOFR 1 Month+0.41%)±	4.73	7-20-2068	114,676	114,795
GNMA Series 2019-103 Class FG (U.S. SOFR 1 Month+0.56%)±	4.89	4-20-2049	783,481	761,983
GNMA Series 2019-129 Class WF (U.S. SOFR 1 Month+0.51%)±	4.84	2-20-2046	897,436	879,397
GNMA Series 2019-H06 Class FD (U.S. SOFR 1 Month+0.83%)±	5.15	1-20-2069	504,362	504,677
GNMA Series 2019-H09 Class FE (U.S. SOFR 1 Month+0.61%)±	4.93	4-20-2069	620,628	620,188
GNMA Series 2019-H15 Class FE (U.S. SOFR 1 Month+0.74%)±	5.06	9-20-2069	1,734,945	1,732,350
GNMA Series 2020-H12 Class F (U.S. SOFR 1 Month+0.61%)±	4.93	7-20-2070	725,453	719,890
GNMA Series 2020-H19 Class FB (U.S. SOFR 1 Month+0.56%)±	4.88	11-20-2070	2,226,532	2,208,997
GNMA Series 2021-H01 Class FC (U.S. SOFR 1 Month+0.51%)±	4.83	11-20-2070	1,224,444	1,210,523
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR+0.30%)±	4.63	4-20-2070	3,280,547	3,222,616
Total agency securities (Cost $150,644,325)				148,095,091
Asset-backed securities: 1.05%
Brazos Education Funding LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+1.11%)144A±	5.44	10-25-2056	371,646	371,548
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	5.24	9-25-2068	100,822	99,702
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	608,728	561,667
Navient Student Loan Trust Series 2021-1A Class A1B (30 Day Average U.S. SOFR+0.71%)144A±	5.04	12-26-2069	544,999	535,164
Nelnet Student Loan Trust Series 2019-4A Class A (U.S. SOFR 1 Month+0.98%)144A±	5.31	9-26-2067	348,607	346,524
Total asset-backed securities (Cost $1,972,260)				1,914,605
Corporate bonds and notes: 0.67%
Energy: 0.67%
Oil & gas services: 0.67%
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	1,215,467	1,215,639
Total corporate bonds and notes (Cost $1,231,654)				1,215,639
Non-agency mortgage-backed securities: 1.11%
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	298,461	283,025
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2144A±±	3.00	1-25-2051	541,306	463,064
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	152,885	143,921
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	5.34	1-25-2048	603,518	590,865
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 11

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75%	11-25-2059	$135,264	$129,137
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	433,047	403,943
Total non-agency mortgage-backed securities (Cost $2,173,135)				2,013,955
U.S. Treasury securities: 5.66%
U.S. Treasury Notes	3.50	9-30-2026	6,000,000	5,957,813
U.S. Treasury Notes	4.13	10-31-2026	4,325,000	4,330,068
Total U.S. Treasury securities (Cost $10,270,640)				10,287,881

	Yield	Shares
Short-term investments: 8.48%
Investment companies: 5.73%
Allspring Government Money Market Fund Select Class♠∞	4.23	10,416,765	10,416,765

				Principal
U.S. Treasury securities: 2.75%
U.S. Treasury Bills☼		2.53	6-5-2025	$5,000,000	4,998,229
Total short-term investments (Cost $15,415,010)					15,414,994
Total investments in securities (Cost $181,707,024)	98.46%				178,942,165
Other assets and liabilities, net	1.54				2,806,233
Total net assets	100.00%				$181,748,398

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
See accompanying notes to portfolio of investments
12 | Allspring Adjustable Rate Government Fund

Portfolio of investments—May 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,514,250	$86,093,977	$(78,191,462)	$0	$0	$10,416,765	10,416,765	$201,645
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	50	9-30-2025	$10,362,178	$10,371,875	$9,697	$0
Short
10-Year U.S. Treasury Notes	(61)	9-19-2025	(6,743,256)	(6,755,750)	0	(12,494)
Ultra 10-Year U.S. Treasury Notes	(65)	9-19-2025	(7,302,747)	(7,315,547)	0	(12,800)
					$9,697	$(25,294)
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 13

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
14 | Allspring Adjustable Rate Government Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$148,095,091	$0	$148,095,091
Asset-backed securities	0	1,914,605	0	1,914,605
Corporate bonds and notes	0	1,215,639	0	1,215,639
Non-agency mortgage-backed securities	0	2,013,955	0	2,013,955
U.S. Treasury securities	10,287,881	0	0	10,287,881
Short-term investments
Investment companies	10,416,765	0	0	10,416,765
U.S. Treasury securities	4,998,229	0	0	4,998,229
	25,702,875	153,239,290	0	178,942,165
Futures contracts	9,697	0	0	9,697
Total assets	$25,712,572	$153,239,290	$0	$178,951,862
Liabilities
Futures contracts	$25,294	$0	$0	$25,294
Total liabilities	$25,294	$0	$0	$25,294
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2025, $1,366,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Adjustable Rate Government Fund | 15